INVESTMENT IN ASSOCIATE	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATE	INVESTMENT IN ASSOCIATE
The Company's investment in joint venture, Yatela, is classified as held for sale as at December 31, 2020 and is presented as discontinued operations (note 11). As of the date of classification as held for sale, equity accounting for the investment ceased.

	Notes	INV Metals[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2019		$5.0	$71.8	$—	$76.8
Purchase of additional common shares of associate[3]		5.0	—	—	5.0
Currency translation adjustment		1.4	—	—	1.4
Share of net earnings (loss), net of income taxes		(1.4)	(24.7)	0.1	(26.0)
Share of net earnings recorded as a reduction of the provision	11	—	—	(0.1)	(0.1)
Share of dividends received		—	(2.1)	—	(2.1)
Reclassification to assets and liabilities held for sale		—	(45.0)	—	(45.0)
Balance, December 31, 2019		10.0	—	—	10.0
Currency translation adjustment		0.6	—	—	0.6
Share of net loss, net of income taxes		(1.6)	—	—	(1.6)
Balance, December 31, 2020		$9.0	$—	$—	$9.0
1IAMGOLD includes results based on the latest publicly available information.
2The Company's incorporated joint ventures are not publicly listed. The Company completed the sale of its interest in Sadiola on December 30, 2020.
3Associate relates to INV Metals, a publicly traded company incorporated in Canada. The Company's ownership interest in INV Metals as at December 31, 2020 was 35.5% (December 31, 2019 - 35.6%). The Company's ownership interest in INV Metals decreased to 35.5% in the first quarter 2020 on the issuance of additional shares by INV Metals. On March 19, 2019, the Company participated in INV Metals' common shares public equity offering and acquired an additional 1.6 million common shares of INV Metals at a price of C$0.65 per share for an aggregate amount of $0.8 million (C$1.1 million). This acquisition allowed the Company to maintain a 35.6% ownership interest in INV Metals. On October 28, 2019, the Company participated in INV Metals' private placement of common shares and acquired an additional 13.9 million common shares of INV Metals at a price of C$0.40 per share for an aggregate amount of $4.2 million (C$5.6 million). This acquisition allowed the Company to maintain a 35.6% ownership interest in INV Metals.
Associate's financial information as reported by INV Metals is summarized below:

	12 Months ended[1]
	2020	2019
Net loss	$(4.7)	$(2.8)
Other comprehensive income	0.5	1.2
Comprehensive loss	$(4.2)	$(1.6)
1 IAMGOLD includes results based on the latest 12 months of publicly available information.